Asset Retirement Obligations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations [Line Items]
Long-term inflation assumption of current costs (as a percent)	2.00%
Asset retirement obligations (Note 21)	$ 28,000,000	$ 14,000,000
Decommissioning liability	11,000,000
Asbestos Containing Materials [Member]
Asset Retirement Obligations [Line Items]
Increase (decrease) asset retirement obligation,	3,000,000	0
Asset retirement obligations (Note 21)	$ 17,000,000	$ 14,000,000
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	2.00%	2.00%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discounted future expenditures (as a percent)	4.00%	4.00%